CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
32	CONTINGENT LIABILITIES

On July 26, 2011, Shenyang Media Corporation, one of the Group’s partners under a comprehensive cooperation contract, unilaterally terminated the contract with the Group.

Shenyang Media Corporation initiated civil action against the Group on October 25, 2011 through the Shenyang Intermediate People’s Court in Liaoning Province (“Intermediate People’s Court”), where Shenyang Media Corporation claimed the Group for a total sum of RMB 17,329,000 (approximately $2,722,000), being the outstanding advertising fee payable by the Group as at July 26, 2011 under the comprehensive cooperation contract between the Group and Shenyang Media Corporation and all legal costs in relation to the litigation.

On December 22, 2011, the Group issued a civil writ to the Higher People’s Court of Liaoning Province (the “Higher People’s Court”) in the PRC against Shenyang Daily Agency and Shenyang Media Corporation, pursuant to which the Group claimed Shenyang Daily Agency and Shenyang Media Corporation for a total sum of RMB105,579,352 (approximately $16,586,000), being the outstanding advertising fees payable by the Shenyang Daily Agency and Shenyang Media Corporation to the Group under their comprehensive cooperation contract with the Group together with all the legal costs the Group incurred in relation to such litigation.

On March 8, 2012, the Group has received a civil judgment issued by the Higher People’s Court in relation to the civil writ issued on December 22, 2011, pursuant to which the Higher People’s Court decided to refer the case to the Intermediate People’s Court. On March 13, 2012, the Group has lodged an appeal to the Supreme People’s Court of the PRC (the “Supreme People’s Court”) to request the Supreme People’s Court to overrule the Higher People’s Court’s decision and order that the case shall remain to be heard in the Higher People’s Court pursuant to the PRC law.

No provision for loss has been made in respect of the litigation between the Group, Shenyang Daily Agency and Shenyang Media Corporation, as at December 31, 2011, as management, having considered all available facts and circumstances and legal advice from the Group’s external legal counsel, has determined that these claims would not result in an outflow of economic benefits from the Group.